Arrangements with Variable Interest Entities and Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Arrangements With Variable Interest Entities And Related Party Transactions Details Narrative
Maximum exposure to loss as a result of involvement with VIE	$ 2,067,000	$ 2,142,000
FDI Realty rent support	58,000
Purchases made from WVNP	71,000	2,254,000
Loan issued to President of the Company	120,000
Interest rate of loan to President of the Company	4.00%
Amount of President loan repaid	60,000
Remaining President loan paid	$ 60,000